Prepaid Expenses and Advance Payment to Suppliers (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Advance Payment To Suppliers
Schedule of Prepaid Expenses and Advance Payment to Suppliers
	December 31, 2020 (Audited)	December 31, 2019 (Audited)
	$	$
Prepaid expenses	76,597	-
Advance payments to Suppliers	122,616	96,717
	199,213	96,717